Other Comprehensive Income/(Loss) (AOCI Reclassification) (Details) (USD $) In Thousands, unless otherwise specified	11 Months Ended				1 Months Ended	8 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended				11 Months Ended	1 Months Ended	12 Months Ended			11 Months Ended	1 Months Ended	12 Months Ended			11 Months Ended	1 Months Ended	12 Months Ended	11 Months Ended		1 Months Ended		11 Months Ended	1 Months Ended	11 Months Ended	1 Months Ended	11 Months Ended	1 Months Ended	11 Months Ended	1 Months Ended	11 Months Ended	1 Months Ended	11 Months Ended	1 Months Ended	11 Months Ended	1 Months Ended	11 Months Ended	1 Months Ended	11 Months Ended	1 Months Ended	11 Months Ended	1 Months Ended
	Dec. 29, 2013 Successor [Member]	Dec. 29, 2013 Successor [Member] Accumulated Translation Adjustment [Member]	Dec. 29, 2013 Successor [Member] Accumulated Defined Benefit Plans Adjustment [Member]	Dec. 29, 2013 Successor [Member] Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]	Jun. 07, 2013 Predecessor [Member]	Dec. 23, 2012 Predecessor [Member]	Apr. 28, 2013 Predecessor [Member]	Apr. 29, 2012 Predecessor [Member]	Apr. 27, 2011 Predecessor [Member]	Jun. 07, 2013 Predecessor [Member] Accumulated Translation Adjustment [Member]	Apr. 28, 2013 Predecessor [Member] Accumulated Translation Adjustment [Member]	Apr. 29, 2012 Predecessor [Member] Accumulated Translation Adjustment [Member]	Jun. 07, 2013 Predecessor [Member] Accumulated Defined Benefit Plans Adjustment [Member]	Apr. 28, 2013 Predecessor [Member] Accumulated Defined Benefit Plans Adjustment [Member]	Apr. 29, 2012 Predecessor [Member] Accumulated Defined Benefit Plans Adjustment [Member]	Jun. 07, 2013 Predecessor [Member] Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]	Apr. 28, 2013 Predecessor [Member] Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]	Apr. 29, 2012 Predecessor [Member] Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]	Apr. 29, 2012 Foreign Exchange Contract [Member]	Apr. 27, 2011 Foreign Exchange Contract [Member]	Dec. 29, 2013 Foreign Exchange Contract [Member] Successor [Member]	Jun. 07, 2013 Foreign Exchange Contract [Member] Predecessor [Member]	Apr. 28, 2013 Foreign Exchange Contract [Member] Predecessor [Member]	Apr. 29, 2012 Interest Rate Contract [Member]	Apr. 27, 2011 Interest Rate Contract [Member]	Dec. 29, 2013 Interest Rate Contract [Member] Successor [Member]	Jun. 07, 2013 Interest Rate Contract [Member] Predecessor [Member]	Apr. 28, 2013 Interest Rate Contract [Member] Predecessor [Member]	Apr. 29, 2012 Cross Currency Interest Rate Contract [Member]	Apr. 27, 2011 Cross Currency Interest Rate Contract [Member]	Dec. 29, 2013 Cross Currency Interest Rate Contract [Member] Successor [Member]	Jun. 07, 2013 Cross Currency Interest Rate Contract [Member] Predecessor [Member]	Apr. 28, 2013 Cross Currency Interest Rate Contract [Member] Predecessor [Member]	Dec. 29, 2013 Reclassification out of Accumulated Other Comprehensive Income [Member] Successor [Member]		Jun. 07, 2013 Reclassification out of Accumulated Other Comprehensive Income [Member] Predecessor [Member]		Dec. 29, 2013 Reclassification out of Accumulated Other Comprehensive Income [Member] Loss From Continuing Operations Before Income Tax [Member] Successor [Member]	Jun. 07, 2013 Reclassification out of Accumulated Other Comprehensive Income [Member] Loss From Continuing Operations Before Income Tax [Member] Predecessor [Member]	Dec. 29, 2013 Reclassification out of Accumulated Other Comprehensive Income [Member] Provision for Income Tax [Member] Successor [Member]	Jun. 07, 2013 Reclassification out of Accumulated Other Comprehensive Income [Member] Provision for Income Tax [Member] Predecessor [Member]	Dec. 29, 2013 Reclassification out of Accumulated Other Comprehensive Income [Member] Foreign Exchange Contract [Member] Sales [Member] Successor [Member]	Jun. 07, 2013 Reclassification out of Accumulated Other Comprehensive Income [Member] Foreign Exchange Contract [Member] Sales [Member] Predecessor [Member]	Dec. 29, 2013 Reclassification out of Accumulated Other Comprehensive Income [Member] Foreign Exchange Contract [Member] Cost of Sales [Member] Successor [Member]	Jun. 07, 2013 Reclassification out of Accumulated Other Comprehensive Income [Member] Foreign Exchange Contract [Member] Cost of Sales [Member] Predecessor [Member]	Dec. 29, 2013 Reclassification out of Accumulated Other Comprehensive Income [Member] Foreign Exchange Contract [Member] Other Income [Member] Successor [Member]	Jun. 07, 2013 Reclassification out of Accumulated Other Comprehensive Income [Member] Foreign Exchange Contract [Member] Other Income [Member] Predecessor [Member]	Dec. 29, 2013 Reclassification out of Accumulated Other Comprehensive Income [Member] Foreign Exchange Contract [Member] Selling, General and Administrative Expenses [Member] Successor [Member]	Jun. 07, 2013 Reclassification out of Accumulated Other Comprehensive Income [Member] Foreign Exchange Contract [Member] Selling, General and Administrative Expenses [Member] Predecessor [Member]	Dec. 29, 2013 Reclassification out of Accumulated Other Comprehensive Income [Member] Foreign Exchange Contract [Member] Interest Expense [Member] Successor [Member]	Jun. 07, 2013 Reclassification out of Accumulated Other Comprehensive Income [Member] Foreign Exchange Contract [Member] Interest Expense [Member] Predecessor [Member]	Dec. 29, 2013 Reclassification out of Accumulated Other Comprehensive Income [Member] Interest Rate Contract [Member] Interest Expense [Member] Successor [Member]	Jun. 07, 2013 Reclassification out of Accumulated Other Comprehensive Income [Member] Interest Rate Contract [Member] Interest Expense [Member] Predecessor [Member]	Dec. 29, 2013 Reclassification out of Accumulated Other Comprehensive Income [Member] Cross Currency Interest Rate Contract [Member] Interest Expense [Member] Successor [Member]	Jun. 07, 2013 Reclassification out of Accumulated Other Comprehensive Income [Member] Cross Currency Interest Rate Contract [Member] Interest Expense [Member] Predecessor [Member]	Dec. 29, 2013 Reclassification out of Accumulated Other Comprehensive Income [Member] Cross Currency Interest Rate Contract [Member] Other Expense [Member] Successor [Member]	Jun. 07, 2013 Reclassification out of Accumulated Other Comprehensive Income [Member] Cross Currency Interest Rate Contract [Member] Other Expense [Member] Predecessor [Member]
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance at beginning of period	$ 0	$ 0	$ 0	$ 0	$ (1,174,538)	$ (844,728)	$ (844,728)	$ (299,564)		$ (236,412)	$ (23,154)	$ 337,073	$ (962,653)	$ (828,192)	$ (626,938)	$ 24,527	$ 6,618	$ (9,699)
Other comprehensive (loss)/income before reclassifications	353,392	140,242	102,464	110,686	(94,879)		(414,288)	(587,889)		(93,780)	(213,258)	(360,227)	0	(189,294)	(258,067)	(1,099)	(11,736)	30,405
Net change in fair value of net investment hedges	(117,694)	(117,694)	0	0
Amounts reclassified from accumulated other comprehensive loss	(2,688)	0	0	(2,688)	13,842		84,478	42,725		0	0	0	7,291	54,833	56,813	6,551	29,645	(14,088)
Net current-period other comprehensive loss	233,010	22,548	102,464	107,998	(81,037)		(329,810)	(545,164)		(93,780)	(213,258)	(360,227)	7,291	(134,461)	(201,254)	5,452	17,909	16,317
Balance at beginning of period	233,010	22,548	102,464	107,998	(1,255,575)		(1,174,538)	(844,728)	(299,564)	(330,192)	(236,412)	(23,154)	(955,362)	(962,653)	(828,192)	29,979	24,527	6,618
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Reclassified from accumulated other comprehensive income/(loss) to earnings																																		2,688		(6,551)		4,193	(9,373)	(1,505)	2,822	(1,020)	990	2,874	1,814	2,387	(1,859)	(83)	0	0	61	35	(20)	0	(9,821)	0	(538)
Actuarial gains/(losses)																																		0	[1]	(10,681)	[1]
Prior service credit/(cost)																																		0	[1]	432	[1]
Loss from continuing operations before income tax																																		0		(10,249)
Provision for income taxes	(231,623)				61,097	142,528	241,598	244,966	370,817																									0		2,958
Loss from continuing operations	$ (71,718)				$ (192,697)		$ 1,027,333	$ 939,908	$ 1,005,948										$ 21,691	$ 15,832	$ 4,193	$ 1,007	$ 20,207	$ (146)	$ 0	$ 0	$ (20)	$ (236)	$ 2,935	$ 20,160	$ 0	$ (10,359)	$ (75,524)	$ 0		$ (7,291)

[1]	As these components are included in the computation of net periodic pension and post retirement benefit costs refer to Note 14 for further details.